Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Securities sold under repurchase agreements	$ 27,226,159	$ 20,490,619
Federal Home Loan Bank of Atlanta advances	9,000,000	11,000,000
Federal Home Loan Bank advances mature in:
2016	0	5,000,000
2017	2,000,000	1,000,000
2018	5,000,000	5,000,000
2019	$ 2,000,000	$ 0
Weighted average rate, federal Home Loan Bank advances (at percentage)	1.11%	0.94%
Federal Home Loan Bank advances	$ 16,000,000	$ 11,000,000
Federal Home Loan Bank, Advances, Activity for Year, Average Balance of Agreements Outstanding	$ 10,833,333	$ 10,778,082
Average rate, federal Home Loan Bank advances (at percentage)	0.94%	0.75%
Carrying value	$ 28,191,745	$ 21,127,194
Estimated fair value	28,165,979	21,355,393
Carrying value	60,858,326	57,812,753
Carrying value	$ 40,954,231	$ 34,487,029
Securities Sold under Agreements to Repurchase [Member]
Federal Home Loan Bank advances mature in:
Weighted average rate, securities sold under repurchase agreements (at percentage)	0.63%	0.53%
Securities sold under repurchase agreements	$ 32,287,740	$ 20,655,156
Short-term Debt, Average Outstanding Amount	$ 25,320,795	$ 18,582,245
Average rate, securities sold under repurchase agreements (at percentage)	0.64%	0.54%
Borrowings from FRB and Commercial Banks [Member]
Federal Home Loan Bank advances mature in:
Short-term Debt, Average Outstanding Amount	$ 21,861	$ 2,742
Average rate, securities sold under repurchase agreements (at percentage)	0.67%	0.52%